Maturity of Assets and Liabilities - Schedule of Maturity of Financial Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total		$ 27,420,674
Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	$ 25,901,225	24,345,714
Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	638,851	559,457
Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	11,433,064	11,620,187
Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	3,673,591	2,938,034
Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	3,798,978	2,646,756
Lease obligations [member]
Disclosure of financial assets [line items]
Total	151,885	172,924
Debt Issued [member]
Disclosure of financial assets [line items]
Total	6,204,856	6,408,356
Financial assets total [member]
Disclosure of financial assets [line items]
Total	31,378,646	30,320,822
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	7,131	56,826
Allowance for loan losses	10	239
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	582,710	183,702
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	3,970,899	3,598,890
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	22,617,981	23,134,814
Commercial loans [member]
Disclosure of financial assets [line items]
Total	14,808,799	15,460,544
Allowance for loan losses	747,617	545,199	$ 484,707
Mortgage [member]
Disclosure of financial assets [line items]
Total	5,316,753	4,876,041
Consumer loans [member]
Disclosure of financial assets [line items]
Total	2,492,429	2,798,229
Allowance for loan losses	220,791	256,417
Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	111,542	115,658
Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	105,580	75,975
Derivative financial instruments
Disclosure of financial assets [line items]
Total	3,982,803	3,154,957
Up to one month [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	5,544,307	4,863,498
Up to one month [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	637,751	559,457
Up to one month [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	4,627,676	3,946,542
Up to one month [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	171,119	235,652
Up to one month [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	103,194	90,251
Up to one month [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	2,927	1,177
Up to one month [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	1,640	30,419
Up to one month [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	3,350,734	2,233,812
Up to one month [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total		55,881
Up to one month [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	55,516	20,465
Up to one month [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	1,127,310	258,843
Up to one month [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	1,956,465	1,641,670
Up to one month [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	1,387,069	1,443,029
Up to one month [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	1,980	3,040
Up to one month [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	567,416	195,601
Up to one month [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	18,197	29,026
Up to one month [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	19,933	75,975
Up to one month [member] | Derivative financial instruments
Disclosure of financial assets [line items]
Total	173,313	151,952
1 - 3 months [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	2,532,057	2,900,859
1 - 3 months [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	1,100
1 - 3 months [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	2,385,542	2,432,029
1 - 3 months [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	18,551	145,905
1 - 3 months [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	119,061	246,214
1 - 3 months [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	7,258	76,333
1 - 3 months [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	545	378
1 - 3 months [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	1,679,035	3,097,051
1 - 3 months [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	7,131
1 - 3 months [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	65,370	54,382
1 - 3 months [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	97,970	151,014
1 - 3 months [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	1,457,769	2,723,589
1 - 3 months [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	1,436,296	2,209,624
1 - 3 months [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	420	550
1 - 3 months [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	21,053	513,415
1 - 3 months [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total		7,543
1 - 3 months [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	40,537
1 - 3 months [member] | Derivative financial instruments
Disclosure of financial assets [line items]
Total	10,258	160,523
3 months to 1 year [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	4,860,803	6,651,458
3 months to 1 year [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	3,311,082	3,913,833
3 months to 1 year [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	483,102	283,404
3 months to 1 year [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	719,886	1,781,437
3 months to 1 year [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	20,645	52,074
3 months to 1 year [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	326,088	620,710
3 months to 1 year [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	3,486,609	3,831,075
3 months to 1 year [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total		945
3 months to 1 year [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	77,021	39,730
3 months to 1 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	486,354	609,862
3 months to 1 year [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	2,260,698	2,796,116
3 months to 1 year [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,167,838	2,693,582
3 months to 1 year [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	2,952	2,760
3 months to 1 year [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	89,908	99,774
3 months to 1 year [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	92,698	78,138
3 months to 1 year [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	43,633
3 months to 1 year [member] | Derivative financial instruments
Disclosure of financial assets [line items]
Total	526,205	306,284
1 - 3 years [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	3,191,381	2,789,100
1 - 3 years [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	661,139	827,802
1 - 3 years [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	669,539	580,829
1 - 3 years [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	970,810	406,539
1 - 3 years [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	51,861	14,561
1 - 3 years [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	838,032	959,369
1 - 3 years [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	4,521,934	4,734,648
1 - 3 years [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	176,681	39,822
1 - 3 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	870,028	1,515,340
1 - 3 years [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	2,834,427	2,576,345
1 - 3 years [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,258,716	1,962,306
1 - 3 years [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	26,153	22,657
1 - 3 years [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	549,558	591,382
1 - 3 years [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	647	951
1 - 3 years [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	692
1 - 3 years [member] | Derivative financial instruments
Disclosure of financial assets [line items]
Total	639,459	602,190
3-6 years [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	4,798,736	2,324,696
3-6 years [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	123,689	128,756
3-6 years [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	878,157	703,285
3-6 years [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	1,874,093	96,281
3-6 years [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	49,170	20,734
3-6 years [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	1,873,627	1,375,640
3-6 years [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	6,354,918	5,364,051
3-6 years [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	192,719	26,703
3-6 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	1,312,994	896,383
3-6 years [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	3,929,783	3,778,435
3-6 years [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,769,842	2,516,050
3-6 years [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	181,838	115,878
3-6 years [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	978,103	1,146,507
3-6 years [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	785
3-6 years [member] | Derivative financial instruments
Disclosure of financial assets [line items]
Total	918,637	662,530
Over 6 year [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	4,973,941	4,816,103
Over 6 year [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	323,936	371,225
Over 6 year [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	1,453,123	988,959
Over 6 year [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	11,934	26,034
Over 6 year [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	20,024	8,045
Over 6 year [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	3,164,924	3,421,840
Over 6 year [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	11,985,416	11,060,185
Over 6 year [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	15,403	2,600
Over 6 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	76,243	167,448
Over 6 year [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	10,178,839	9,618,659
Over 6 year [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	4,789,038	4,635,953
Over 6 year [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	5,103,410	4,731,156
Over 6 year [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	286,391	251,550
Over 6 year [member] | Derivative financial instruments
Disclosure of financial assets [line items]
Total	$ 1,714,931	$ 1,271,478